GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
As of December 31, 2013 and 2012, the Company’s goodwill is as follows:

	2013	2013	2012
	USD	RMB	RMB
Goodwill	43,383	262,631	262,631
Less: accumulated impairment losses	(43,383)	(262,631)	(262,631)
Balance as of December 31	—	—	—

Schedule of Impaired Intangible Assets [Table Text Block]
As of December 31, 2013 and 2012, the Company’s intangible assets related to the Company’s acquisitions consisted of the following:

	As of December 31, 2013
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	87,851	5 to 12	49,374	38,477
Proprietary technology	7,798	3 to 6.5	7,303	495
Proprietary designs	1,627	3	1,627	—
Website and software asset	570	3 to 5	570	—
Non-compete agreements	51,749	1 to 6	29,697	22,052
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	155,149		94,125	61,024
Total (in USD)	25,628		15,548	10,080

	As of December 31, 2012
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	103,653	85,606
Supplier relationships	8,876	11.5	2,766	6,110
Proprietary technology	17,542	3 to 6.5	14,051	3,491
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3 to 5	575	—
Non-compete agreements	81,940	1 to 6	48,337	33,603
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	305,373		176,563	128,810